Cover	Apr. 02, 2025
Cover [Abstract]
Entity Registrant Name	THC Therapeutics, Inc.
Entity Central Index Key	0001404935
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Explanatory Note: This Current Report on Form 8-K/A is being filed to amend the Current Report of Form 8-K filed with the Securities and Exchange Commission on April 9, 2025 (the “April 9 Form 8-K”). Prior to the filing of the April 9 Form 8-K we had not received a letter from Mr. Romanek as described below. Subsequent to that filing, we received such letter and are filing this amendment to include the letter as Exhibit 99.1.
Entity Emerging Growth Company	false
Document Period End Date	Apr. 02, 2025
Entity File Number	000-55994
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-0164981
Entity Address Address Line 1	11700 W. Charleston Blvd.
Entity Address Address Line 2	#73
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89135
City Area Code	972
Local Phone Number	217-4080
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false